Evergreen

PENNSYLVANIA MUNICIPAL BOND FUND

Semiannual Report as of September 30, 2002

table of contents

1	LETTER TO SHAREHOLDERS

4	FUND AT A GLANCE

6	PORTFOLIO MANAGER INTERVIEW

9	FINANCIAL HIGHLIGHTS

13	SCHEDULE OF INVESTMENTS

26	STATEMENT OF ASSETS AND LIABILITIES

27	STATEMENT OF OPERATIONS

28	STATEMENT OF CHANGES IN NET ASSETS

29	NOTES TO FINANCIAL STATEMENTS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen Investments(SM) is a service mark of Evergreen Investment Management Company, LLC. Copyright 2002.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS November 2002

William M. Ennis President and Chief Executive Officer	Dennis H. Ferro President and Chief Investment Officer

Dear Evergreen Shareholders,

We are pleased to provide the semiannual report for the Evergreen Pennsylvania Municipal Bond Fund, which covers the six-month period ended September 30, 2002.

Market analysis

During the past six months, diversification has once again proven to be a successful strategy for individual investors. For those who have invested in the municipal bond market, this strategy has been worthwhile on both an absolute and a relative basis. While many other areas within the financial markets remained in turmoil, municipal bond investors benefited from increasing market prices, falling yields resulting from low inflation, and the Federal Reserve Board’s accommodating monetary policy. While uncertainty related to the strength of the economic recovery has driven the Fed’s policy, weakness in the equity markets and increased geopolitical risks, all have contributed to the strength of fixed income securities.

In addition to these favorable tailwinds, several dynamics emerged in recent months that further enhanced performance in the municipal bond market. First, the weak economy resulted in lower tax receipts for states, thereby increasing the need for debt issuance in order to fund many state programs. Second, this increased supply was met by healthy demand for bonds that were suitable for a broad range of investment needs. Third, many investors exiting the equity markets placed their assets in short-term, liquid issues. Finally, as 2002 progressed, the yield curve began to flatten as buyers of longer-term maturities gradually emerged.

LETTER TO SHAREHOLDERS (continued)

Perhaps the most interesting development was the solid performance of municipal bonds despite the increased supply of issues. Ordinarily, extra supply hinders return potential, yet uncertainty in the equity markets resulted in higher than normal demand for tax-exempt fixed income securities. Money flowed from equity funds due to the uncertain economy, and as the accounting scandal widened, flows increased further into a wide variety of bond structures.

Looking forward, we believe several of the uncertainties currently affecting securities markets will moderate, although the outlook for inflation remains positive. Concerns about the extent of the economic recovery may linger in coming months, providing further opportunities for investors in the municipal market. As clarity increases on the recovery, however, we expect yields will likely increase, providing an opportunity to add higher-yielding securities to fixed income portfolios. In addition, potential hostilities with Iraq and fears of terrorism may also affect performance, as investors continue to seek the relative stability and return potential of the municipal bond market.

Diversification remains important

An environment like the past six months offers many reasons for building and maintaining a diversified portfolio, rather than trying to make investment decisions based on anticipated market movements. Exposure to various types of investments should remain a key component of a well-balanced portfolio. Establishing a Systematic Investment Plan* (SIP) could be an appropriate tool to help you achieve your investment goals. As with all investment decisions, remember to consult your financial advisor to develop a strategy that will support your long-term objectives.

* A regular investment program neither provides assurance of making a profit nor guarantees against loss in a declining market. You should consider your ability to make regular investments through periods of fluctuating price levels before choosing any regular investment plan.

LETTER TO SHAREHOLDERS (continued)

Please visit our newly enhanced Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you can also access our quarterly online shareholder newsletter, Evergreen Events, through the “About Evergreen Investments” menu tab. Thank you for your continuing support of Evergreen Investments.

William M. Ennis
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

FUND AT A GLANCE
as of September 30, 2002

“While we intend to keep our focus on maximizing income, yield and price stability as we head into the final months of 2002, we will also remain flexible to take advantage of opportunities often presented in the changing dynamics of today’s financial markets.”

PORTFOLIO MANAGEMENT

Charles E. Jeanne, CFA

PERFORMANCE AND RETURNS(1)
Portfolio Inception Date: 12/27/1990
Class Inception Date	Class A 12/27/1990	Class B 2/1/1993	Class C 2/1/1993	Class I 11/24/1997
6 month with sales charge	2.66%	2.43%	5.42%	N/A

6 month w/o sales charge	7.80%	7.43%	7.42%	7.94%

Average Annual Returns*

1 year with sales charge	2.46%	1.86%	4.85%	N/A

1 year w/o sales charge	7.55%	6.86%	6.85%	7.81%

5 year	4.44%	4.49%	4.81%	5.72%

10 year	5.57%	5.38%	5.37%	6.22%

Maximum Sales Charge	4.75%	5.00%	2.00%	N/A
	Front End	CDSC	CDSC

30-day SEC yield	4.11%	3.57%	3.57%	4.57%

Taxable Equivalent Yield**	6.69%	5.81%	5.81%	7.44%

6-month income dividends per share	$0.26	$0.22	$0.22	$0.28

*	Adjusted for maximum applicable sales charge, unless noted.
**	Assumes a maximum 38.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

CURRENT INVESTMENT STYLE(2)

(1) Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes B, C and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes B, C and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower while returns for Class I would have been higher. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

(2) Source: 2002 Morningstar, Inc.

Morningstar’s Style Box is based on a portfolio date as of 9/30/2002.

The fixed income Style Box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

LONG-TERM GROWTH

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

The LBMBI is a broad measure of the investment grade, tax-exempt bond market. To be included in this index, bonds must have a minimum credit rating of BBB, and outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The bonds must have been issued after December 31, 1990, and have a remaining maturity of at least one year. Taxable municipal bonds, bonds with floating rates, derivatives and certificates of participation are excluded.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of the Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risks due to the increased possibility of default.

The fund’s yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over more diversified funds due to adverse developments within that state.

All data is as of September 30, 2002, and subject to change.

PORTFOLIO MANAGER INTERVIEW

How did the fund perform?

The fund’s Class A shares had a total return of 7.80% for the six-month period ended September 30, 2002, excluding any applicable sales charges. During the same period, the Lehman Brothers Municipal Bond Index (LBMBI) returned 8.58%, while the median return of the funds in Lipper’s Pennsylvania municipal debt funds category was 8.08%. Lipper Inc. is an independent monitor of mutual fund performance.

The fund seeks to maximize income, yield and price stability, which contrasts with the LBMBI’s reflection of total return. Bonds selected for their income orientation have different characteristics than securities chosen for their potential to generate total return. Income-oriented bonds tend to underperform securities with greater total return potential in declining yield environments, such as the one we experienced for most of the last six months. Conversely, bonds with a greater income orientation typically produce higher returns than bonds with more total return potential when yields rise or hold steady.

PORTFOLIO CHARACTERISTICS
(as of 9/30/2002)

Total Net Assets	$947,422,040

Average Credit Quality*	AA

Effective Maturity	7.2 years

Average Duration	5.4 years

*Source: Standard & Poor’s

Why did yields fall during the period?

Yields fell (pushing prices higher) due to rising international military tensions, uncertainty about the strength and direction of the economy, and poor investment conditions in the stock market. Corporate scandals and concerns about future earnings reports aggravated price volatility in the stock market. As a result, many investors directed cash out of equities and into the relative safety and security of municipal bonds, stimulating demand in the tax-exempt sector. Between March 31, 2002, and September 30, 2002, yields in five-year maturities had fallen 152 basis points, 10-year yields had dropped 120 basis points, 15-year yields were down 97 basis points and 30-year yields were 66 basis points lower, according to the Municipal Bond Index AAA rated scale.

Investors demonstrated a clear preference for quality during the period; the demand for Pennsylvania municipal bonds was especially strong. Investors easily digested a substantial amount of new issuance, with deals ranging in both size and structure. Often, heavy supply can drive prices lower, as dealers cut prices to sell their inventory. In this case, however, prices moved higher, as the ample supply provided an attractive selection of bonds that met nearly all types of investment needs. Yield premiums moved lower for investment grade bonds (bonds rated BBB and higher). Yield premiums, or quality “spreads,” are the incremental yield paid to investors as quality ratings decline. The drop in yield premiums — or “narrowing of spreads” — indicated the strong demand for these bonds, and the particularly solid performance of securities in the A rated range.

PORTFOLIO MANAGER INTERVIEW (continued)
PORTFOLIO COMPOSITION
(as a percentage of 9/30/2002 portfolio assets)
Hospital	17.6%

General Obligation - Local	11.5%

Education	11.2%

Pre-Refunded	9.2%

Miscellaneous Revenue	8.8%

General Obligation — State	7.4%

Water & Sewer	5.7%

Transportation	5.3%

Housing	4.4%

Other	18.9%

What strategies did you use to manage the fund?

We focused on the fund’s longer-term strategies of maximizing income, yield and price stability. Specifically, we emphasized AAA and AA rated bonds with 5% to 5 1/2% coupons and maturities in the 15 to 20-year range. In addition to offering an attractive income stream, these bonds should provide a secure cushion of price stability. We found value in some higher yielding A rated hospitals and added to those holdings. We reduced the fund’s position in several bonds that no longer met our stringent credit standards. Toward the end of the period, we increased the fund’s cash equivalents position to approximately 3% of net assets from 1%, where it stood six months ago. We did this because yields had fallen dramatically; consequently, we would have been compelled to invest in bonds with longer maturities than we thought prudent to secure attractive yields.

PORTFOLIO QUALITY*

What is your outlook over the next six months?

We think yields could remain in a narrow range, perhaps moving lower in the near term, in light of the heightened military tension with Iraq and continued uncertainty in the stock market. Longer term, however, we expect the economy to begin to turn around, which could put some upward pressure on yields and interest rates.

With their high degree of quality and liquidity, municipal bonds were attractive investment alternatives, as of the end of the reporting cycle. Furthermore, in our opinion, the tax-exempt sector demonstrated exceptional value compared to U.S. Treasuries. The tax-exempt yields of bonds with 20-year maturities were trading at 102% of their taxable U.S. Treasury counterparts, and municipal bonds with 30-year maturities were trading at 99.6% of U.S. Treasuries, from a yield standpoint. Yield relationships were based on the Municipal Bond Index AAA rated scale, as of September 30, 2002.

PORTFOLIO MANAGER INTERVIEW (continued)

This package of quality, liquidity and yield can be found in the fund. As of September 30, 2002, the 12-month distribution yield on the fund’s Class A shares was 4.48%. This yield, coupled with the fund’s daily liquidity feature, makes the fund particularly attractive, in our opinion. While we intend to keep our focus on maximizing income, yield and price stability as we head into the final months of 2002, we will also remain flexible to take advantage of opportunities often presented in the changing dynamics of today’s financial markets.

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Six Months Ended September 31, 2002		Year Ended March 31,
	(unaudited)		2002	2001	2000	1999	1998
CLASS A
Net asset value, beginning of period	$11.18		$11.34	$10.89	$11.66	$11.70	$11.14

Income from investment operations
Net investment income	0.26		0.54	0.56	0.54	0.51	0.55
Net realized and unrealized gains or losses on securities	0.60		(0.16)	0.45	(0.76)	0.10	0.55

Total from investment operations	0.86		0.38	1.01	(0.22)	0.61	1.10

Less distributions to shareholders from
Net investment income	(0.26)		(0.54)	(0.56)	(0.54)	(0.51)	(0.54)
Net realized gains	0		0	0	(0.01)	(0.14)	0

Total distributions to shareholders	(0.26)		(0.54)	(0.56)	(0.55)	(0.65)	(0.54)

Net asset value, end of period	$11.78		$11.18	$11.34	$10.89	$11.66	$11.70

Total return(1)	7.80%		3.37%	9.57%	(1.86%)	5.36%	10.02%

Ratios and supplemental data
Net assets, end of period (thousands)	$69,769		$58,010	$44,951	$32,796	$28,646	$24,119
Ratios to average net assets
Expenses(2)	0.65	%(3)	0.64%	0.64%	0.73%	0.82%	0.76%
Net investment income	4.54	%(3)	4.75%	5.07%	4.89%	4.36%	4.79%
Portfolio turnover rate	9%		23%	20%	28%	69%	54%

(1)	Excluding applicable sales charges
(2)	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
(3)	Annualized

See Notes to Financial Statements 9

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Six Months Ended September 30, 2002		Year Ended March 31,
	(unaudited)		2002	2001	2000	1999	1998
CLASS B
Net asset value, beginning of period	$11.11		$11.26	$10.80	$11.52	$11.55	$10.99

Income from investment operations
Net investment income	0.22		0.46	0.47	0.45	0.42	0.46
Net realized and unrealized gains or losses on securities	0.60		(0.16)	0.47	(0.70)	0.11	0.54

Total from investment operations	0.82		0.30	0.94	(0.25)	0.53	1.00

Less distributions to shareholders from
Net investment income	(0.22)		(0.45)	(0.48)	(0.46)	(0.42)	(0.44)
Net realized gains	0		0	0	(0.01)	(0.14)	0

Total distributions to shareholders	(0.22)		(0.45)	(0.48)	(0.47)	(0.56)	(0.44)

Net asset value, end of period	$11.71		$11.11	$11.26	$10.80	$11.52	$11.55

Total return(1)	7.43%		2.68%	8.89%	(2.23%)	4.68%	9.27%

Ratios and supplemental data
Net assets, end of period (thousands)	$40,205		$34,681	$31,262	$35,334	$37,823	$37,036
Ratios to average net assets
Expenses(2)	1.40	%(3)	1.39%	1.39%	1.48%	1.58%	1.52%
Net investment income	3.78	%(3)	3.98%	4.32%	4.11%	3.60%	4.04%
Portfolio turnover rate	9%		23%	20%	28%	69%	54%

(1)	Excluding applicable sales charges
(2)	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
(3)	Annualized

See Notes to Financial Statements 10

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Six Months Ended September 30, 2002		Year Ended March 31,
	(unaudited)		2002	2001	2000	1999	1998
CLASS C
Net asset value, beginning of period	$11.13		$11.28	$10.82	$11.55	$11.59	$11.02

Income from investment operations
Net investment income	0.22		0.49	0.47	0.45	0.42	0.45

Net realized and unrealized gains or losses on securities	0.60		(0.19)	0.47	(0.71)	0.10	0.57

Total from investment operations	0.82		0.30	0.94	(0.26)	0.52	1.02

Less distributions to shareholders from
Net investment income	(0.22)		(0.45)	(0.48)	(0.46)	(0.42)	(0.45)
Net realized gains	0		0	0	(0.1)	(0.14)	0

Total distributions to shareholders	(0.22)		(0.45)	(0.48)	(0.47)	(0.56)	(0.45)

Net asset value, end of period	$11.73		$11.13	$11.28	$10.82	$11.55	$11.59

Total return(1)	7.42%		2.68%	8.88%	(2.31%)	4.59%	9.34%

Ratios and supplemental data
Net assets, end of period (thousands)	$13,705		$10,543	$5,775	$5,726	$6,945	$6,414
Ratios to average net assets
Expenses(2)	1.40	%(3)	1.39%	1.39%	1.48%	1.58%	1.52%
Net investment income	3.78	%(3)	3.96%	4.29%	4.11%	3.60%	4.05%
Portfolio turnover rate	9%		23%	20%	28%	69%	54%

(1)	Excluding applicable sales charges
(2)	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
(3)	Annualized

See Notes to Financial Statements 11

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each period)

	Six Months Ended September 30, 2002		Year Ended March 31,
	(unaudited)		2002	2001	2000	1999	1998(1)
CLASS I(2)
Net asset value, beginning of period	$11.18		$11.34	$10.89	$11.66	$11.70	$11.60

Income from investment operations
Net investment income	0.28		0.57	0.59	0.57	0.54	0.19
Net realized and unrealized gains or losses on securities	0.60		(0.16)	0.45	(0.76)	0.10	0.10

Total from investment operations	0.88		0.41	1.04	(0.19)	0.64	0.29

Less distributions to shareholders from
Net investment income	(0.28)		(0.57)	(0.59)	(0.57)	(0.54)	(0.19)
Net realized gains	0		0	0	(0.01)	(0.14)	0

Total distributions to shareholders	(0.28)		(0.57)	(0.59)	(0.58)	(0.68)	(0.19)

Net asset value, end of period	$11.78		$11.18	$11.34	$10.89	$11.66	$11.70

Total return	7.94%		3.63%	9.84%	(1.62%)	5.63%	2.54%

Ratios and supplemental data
Net assets, end of period (thousands)	$823,742		$794,108	$809,659	$796,576	$181,919	$152,960
Ratios to average net assets
Expenses(3)	0.40	%(4)	0.39%	0.39%	0.47%	0.57%	0.59	%(4)
Net investment income	4.79	%(4)	5.00%	5.32%	5.20%	4.61%	4.75	%(4)
Portfolio turnover rate	9%		23%	20%	28%	69%	54%

(1)	For the period from November 24, 1997 (commencement of class operations), to March 31, 1998.
(2)	Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).
(3)	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.
(4)	Annualized

See Notes to Financial Statements 12

SCHEDULE OF INVESTMENTS September 30, 2002 (unaudited)

	Credit Rating ^	Principal Amount	Value

MUNICIPAL OBLIGATIONS – 96.8%
AIRPORT – 1.8%
Allegheny Cnty., PA Arpt. RRB, Pittsburgh Intl. Arpt.,
5.75%, 01/01/2012	AAA	$5,500,000	$6,362,290
Lehigh Northampton, PA Arpt. Auth. RB,
Ser. A, 6.00%, 05/15/2025	Aaa	3,000,000	3,312,000
Philadelphia, PA Arpt. Parking Auth. RB, 5.625%, 09/01/2016	AAA	3,695,000	4,229,740
Philadelphia, PA Auth. for Indl. Dev. Arpt. RB,
Philadelphia Arpt. Sys. Proj.:
Ser. A, 5.50%, 07/01/2016	AAA	1,630,000	1,798,868
Ser. A, 5.50%, 07/01/2017	AAA	1,250,000	1,369,850

			17,072,748

COMMUNITY DEVELOPMENT DISTRICT – 0.4%
Philadelphia, PA Redev. Auth. RB, Neighborhood Transformation:
Ser. A, 5.50%, 04/15/2016	AAA	1,000,000	1,141,850
Ser. A, 5.50%, 04/15/2017	AAA	1,000,000	1,134,970
Ser. A, 5.50%, 04/15/2020	AAA	925,000	1,025,622
Ser. A, 5.50%, 04/15/2022	AAA	500,000	546,955

			3,849,397

CONTINUING CARE RETIREMENT COMMUNITY – 0.5%
Bucks Cnty., PA IDA RB, Pennswood Village Proj.:
Ser. A, 6.00%, 10/01/2027	BBB+	1,000,000	1,035,850
Ser. A, 6.00%, 10/01/2034	BBB+	1,400,000	1,447,866
Crawford Cnty., PA Hosp. Auth. RB, Wesbury United Methodist
Community Hosp., 6.125%, 08/15/2019	NR	1,000,000	978,330
Montgomery Cnty., PA IDA RB, Adult Community Total Svcs.,
Ser. B, 5.75%, 11/15/2017	A-	1,000,000	1,045,570

			4,507,616

EDUCATION – 11.1%
Allegheny Cnty., PA Higher Ed. Bldg. Auth. RB:
Chatham College, Ser. A, 5.375%, 09/01/2028	BBB	6,075,000	5,860,795
Community College, Ser. A, 5.80%, 06/01/2013,
(Insd. by MBIA)	AAA	1,000,000	1,045,540
Delaware Cnty., PA College Auth. RB, Haverford College,
5.75%, 11/15/2025	AA	1,000,000	1,111,390
Delaware Cnty., PA Univ. Auth. RB, Villanova Univ.,
5.80%, 08/01/2025	AAA	2,000,000	2,184,040
Gettysburg, PA Muni. Auth. College RB, 5.00%, 08/15/2018	AAA	1,000,000	1,060,780
Latrobe, PA IDA College RB, St. Vincent College Proj.:
5.375%, 05/01/2018	Baa1	2,635,000	2,686,620
5.375%, 05/01/2024	Baa1	5,600,000	5,518,856
5.60%, 05/01/2021	Baa1	1,500,000	1,560,450
5.70%, 05/01/2031	Baa1	1,500,000	1,554,450
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB:
Beaver College, 5.70%, 04/01/2027	AA	1,560,000	1,657,126
Philadelphia Geriatric Ctr., Ser. A, 7.25%, 12/01/2024	NR	6,000,000	6,067,080
St. Joseph’s Univ., 6.40%, 12/15/2006	AAA	1,665,000	1,714,933

See Notes to Financial Statements 13

SCHEDULE OF INVESTMENTS (unaudited) continued

	Credit Rating ^	Principal Amount	Value

Norwin, PA Sch. Dist. GO:
6.00%, 04/01/2011, (Insd. by FGIC)	AAA	$1,030,000	$1,228,594
6.00%, 04/01/2012, (Insd. by FGIC)	AAA	1,090,000	1,300,163
6.25%, 04/01/2013, (Insd. by FGIC)	AAA	1,155,000	1,396,892
Pennsbury, PA Sch. Dist. GO:
5.50%, 01/15/2016	Aaa	1,000,000	1,145,780
5.50%, 01/15/2018	Aaa	1,000,000	1,130,000
Pennsylvania Higher Edl. Facs. Auth. RB:
Ser. A, 6.625%, 08/15/2009, (Insd. by MBIA)	AAA	485,000	496,645
Ser. K, 5.50%, 06/15/2010, (Insd. by AMBAC)	AAA	2,800,000	2,967,580
Ser. M, 5.625%, 06/15/2019, (Insd. by AMBAC)	AAA	5,260,000	5,675,435
Ser. N, 5.80%, 06/15/2024, (Insd. by MBIA)	AAA	3,500,000	3,780,525
Ser. N, 5.875%, 06/15/2021, (Insd. by MBIA)	AAA	4,000,000	4,355,080
Bryn Mawr College:
5.40%, 12/01/2009	AAA	2,450,000	2,771,660
5.625%, 12/01/2027	AAA	2,000,000	2,138,860
Capital Acquisition, 6.00%, 12/15/2012, (Insd. by MBIA)	AAA	1,610,000	1,944,703
Drexel Univ., 5.20%, 05/01/2009	AAA	2,065,000	2,314,452
Lasalle Univ., 5.625%, 05/01/2017	MIG1	1,000,000	1,096,150
Philadelphia Univ., 6.25%, 06/01/2024	AA	2,400,000	2,780,952
Temple Univ., Ser. A, 5.25%, 04/01/2016	AAA	2,290,000	2,512,748
Univ. of Pennsylvania:
Ser. B, 5.55%, 09/01/2009	AA	2,725,000	2,973,629
Ser. B, 5.60%, 09/01/2010	AA	2,145,000	2,351,757
Pennsylvania Higher Edl. Facs. RB, Ursinus College,
5.85%, 01/01/2017	A-	2,755,000	3,114,941
Pennsylvania Higher Edl. RB, UPMC Hlth. Sys.,
Ser. A, 6.00%, 01/15/2022	A+	4,850,000	5,162,000
Pennsylvania Pub. Sch. Bldg. Auth. RB, Garnet Valley Sch. Dist. Proj.:
5.50%, 02/01/2025	Aaa	5,000,000	5,383,650
6.00%, 02/01/2017	Aaa	2,690,000	3,147,004
Pennsylvania Univ. RRB:
5.25%, 08/15/2015	AA	1,535,000	1,768,366
5.25%, 08/15/2016	AA	1,000,000	1,148,200
Peters Township, PA Sch. Dist. Washington Cnty. GO, Refunding,
3.70%, 03/01/2012, (Insd. by FSA)	AAA	3,195,000	3,249,794
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB,
Chestnut Hill College:
5.35%, 10/01/2007	NR	1,565,000	1,633,829
6.00%, 10/01/2029	NR	1,000,000	973,940
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RRB,
Ser. B, 6.25%, 05/01/2005, (Insd. by MBIA)	AAA	1,135,000	1,259,998
Pleasant Valley, PA Sch. Dist. GO:
5.60%, 11/15/2014	AAA	150,000	164,410
Prerefunded, 5.60%, 11/15/2014	AAA	850,000	948,889
Swarthmore Borough, PA College Auth. Spl. Assmt. RB,
5.25%, 09/15/2020	AA+	750,000	817,365

			105,156,051

See Notes to Financial Statements 14

SCHEDULE OF INVESTMENTS (unaudited) continued

	Credit Rating ^	Principal Amount	Value

ELECTRIC REVENUE – 1.3%
Indiana Cnty., PA IDA PCRRB, PA Elec. Co. Proj.,
5.35%, 11/01/2010, (Insd. by MBIA)	AAA	$9,600,000	$11,074,848
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. RB, 5.25%, 07/01/2009	NR	1,370,000	1,469,517

			12,544,365

ESCROW – 0.9%
Allegheny Cnty., PA Sanitation Auth. Swr. RB, 6.80%, 07/01/2003	AAA	220,000	226,607
Armstrong, PA Sch. Dist. GO, 7.75%, 12/01/2004	AAA	75,000	77,556
Dover Township, PA Swr. Auth. RB, 6.25%, 05/01/2012	AAA	15,000	16,777
Hempfield, PA Lancaster Cnty. Sch. Dist. GO, 7.10%, 10/15/2005	Aa2	300,000	301,317
Neshaminy, PA Wtr. Res. Auth. RB, 5.40%, 03/01/2013	Aaa	1,610,000	1,799,400
Pennsylvania Tpke. Commission RB, Oil Franchise Tax:
Ser. A, 5.45%, 12/01/2003, (Insd. by AMBAC)	AAA	2,360,000	2,468,088
Ser. A, 5.50%, 12/01/2004, (Insd. by AMBAC)	AAA	2,000,000	2,167,980
Philadelphia, PA IDA RB, Girard Estate Coal Mining Proj.,
5.25%, 11/15/2009	AA	500,000	558,135
Pittsburgh, PA Wtr. & Swr. Sys. RRB,
7.25%, 09/01/2014, (Insd. by FGIC)	Aaa	1,000,000	1,271,460

			8,887,320

GENERAL OBLIGATION – LOCAL – 11.4%
Abington, PA Sch. Dist. GO, Ser. AA, 5.625%, 05/15/2020	AAA	2,090,000	2,272,938
Allegheny Cnty., PA GO, Refunding:
Ser. C-55, 3.70%, 11/01/2011, (Insd. by MBIA)	AAA	4,920,000	5,077,194
Ser. C-55, 3.80%, 11/01/2012, (Insd. by MBIA)	AAA	1,420,000	1,468,124
Allentown, PA GO, Refunding, 5.65%, 07/15/2010	AAA	170,000	198,769
Athens, PA Sch. Dist. GO:
5.50%, 04/15/2017	AAA	2,330,000	2,634,461
5.50%, 04/15/2018	AAA	1,000,000	1,121,720
5.50%, 04/15/2019	AAA	2,590,000	2,886,452
Berks Cnty., PA GO:
6.05%, 11/15/2003	AAA	1,000,000	1,025,560
6.10%, 11/15/2004	AAA	2,000,000	2,051,240
Bucks Cnty., PA GO:
Ser. A, 6.10%, 03/01/2003	AA	2,000,000	2,038,840
Ser. A, 6.20%, 03/01/2004	AA	5,500,000	5,854,695
Central Bucks, PA Sch. Dist. GO:
5.50%, 05/15/2017	Aaa	3,750,000	4,266,187
5.50%, 05/15/2018	Aaa	2,000,000	2,256,360
5.50%, 05/15/2019	Aaa	1,500,000	1,679,490
Central York, PA Sch. Dist. GO:
5.50%, 06/01/2015	Aaa	2,300,000	2,647,967
5.50%, 06/01/2016	Aaa	2,000,000	2,285,060

See Notes to Financial Statements 15

SCHEDULE OF INVESTMENTS (unaudited) continued

	Credit Rating ^	Principal Amount	Value

Chester Cnty., PA GO:
5.50%, 11/15/2017	Aa2	$2,280,000	$2,576,423
5.50%, 11/15/2018	Aa2	2,405,000	2,696,005
5.50%, 11/15/2019	Aa2	2,535,000	2,821,151
Refunding, Ser. B, 5.625%, 11/15/2016	AA	4,290,000	4,790,943
Dauphin Cnty., PA GO:
5.50%, 11/15/2015	AAA	1,055,000	1,194,281
5.50%, 11/15/2016	AAA	1,110,000	1,256,542
5.50%, 11/15/2017	AAA	1,170,000	1,315,700
5.50%, 11/15/2018	AAA	1,240,000	1,381,534
Georgetown Cnty., SC Dist. GO, 5.75%, 03/01/2014	AA	2,000,000	2,336,760
Lower Merion, PA Sch. Dist. GO, Refunding, 3.20%, 05/15/2009	Aaa	505,000	514,060
Lower Paxton Township, PA GO, Ser. A,
5.00%, 04/01/2022, (Insd. by MBIA)	Aaa	4,965,000	5,173,232
Muncy, PA Sch. Dist. GO, 5.50%, 05/15/2018	Aaa	3,545,000	3,979,723
Parkland, PA Sch. Dist. GO:
5.60%, 09/01/2010	AAA	1,535,000	1,713,336
5.65%, 09/01/2011	AAA	2,125,000	2,375,368
5.70%, 09/01/2012	AAA	2,250,000	2,518,807
Perkiomen Valley, PA Sch. Dist. GO, 5.50%, 03/01/2017	Aaa	1,525,000	1,712,590
Philadelphia, PA GO, Ser. B, 5.80%, 11/15/2007	AAA	875,000	964,828
Philadelphia, PA Sch. Dist. GO:
Ser. B, 5.50%, 09/01/2025	AAA	4,000,000	4,227,640
Ser. B, 5.625%, 08/01/2018	AAA	2,500,000	2,842,800
Ser. B, 5.625%, 08/01/2019	AAA	1,000,000	1,129,280
Pittsburgh, PA Urban Redev. Auth. GO, Ctr. Triangle Tax Increment,
Ser. A, 6.10%, 05/01/2019	A2	1,090,000	1,189,964
Scranton, PA Sch. Dist. GO, Refunding Notes, 5.375%, 04/01/2020	AAA	2,855,000	3,099,160
Spring Grove, PA Area Sch. Dist. GO, 5.25%, 04/01/2016	AAA	4,690,000	5,185,123
Springfield, PA Sch. Dist. GO, Delaware Cnty. Impt.,
5.50%, 03/15/2018	AAA	2,585,000	2,911,666
Sto-Rox Sch. Dist., PA GO, 5.80%, 06/15/2030	AAA	1,500,000	1,791,450
Tredyffrin Easttown, PA Sch. Dist. GO:
5.50%, 02/15/2016	Aaa	2,140,000	2,415,012
5.50%, 02/15/2017	Aaa	1,520,000	1,715,335
Valley View, PA Sch. Dist. GO,
Ser. A, 5.375%, 11/15/2010, (Insd. by FGIC)	Aaa	2,065,000	2,291,551
York, PA City Sch. Dist. GO:
5.60%, 03/01/2007, (Insd. by FGIC)	AAA	35,000	35,586
Prerefunded, 5.60%, 03/01/2007, (Insd. by FGIC)	AAA	40,000	40,693

			107,961,600

See Notes to Financial Statements 16

SCHEDULE OF INVESTMENTS (unaudited) continued

	Credit Rating ^	Principal Amount	Value

GENERAL OBLIGATION – STATE – 7.3%
Cmnwlth. of Puerto Rico GO, Ser. D,
7.00%, 07/01/2010, (Insd. by MBIA)	AAA	$3,950,000	$5,007,296
Pennsylvania GO:
Ser. 1, 5.25%, 02/01/2015	AA	1,000,000	1,120,530
Ser. 1, 6.00%, 01/15/2012	AA	2,705,000	3,182,568
Ser. 1, 6.00%, 01/15/2014	AA	2,605,000	3,039,149
Ser. 1, 6.00%, 01/15/2015	AAA	9,605,000	11,205,769
Ser. 1, 6.00%, 01/15/2016	AAA	9,805,000	11,439,102
Ser. 2, 5.50%, 05/01/2017	AAA	3,500,000	3,983,210
Ser. 2, 5.75%, 10/01/2014	AA	11,725,000	13,569,460
Ser. 2, 5.75%, 10/01/2018	AAA	1,000,000	1,140,490
Ser. 2, 6.00%, 07/01/2005	AA	25,000	27,771
Ser. 2, 6.25%, 07/01/2010	AA	5,000,000	6,041,350
Ser. 2, 6.25%, 07/01/2011	AA	5,060,000	6,190,758
Refunding & Proj., Ser. 2, 5.50%, 06/15/2010	AAA	3,000,000	3,217,830

			69,165,283

HOSPITAL – 17.5%
Allegheny Cnty., PA Hosp. Dev. Auth. RB:
Allegheny Gen. Hosp. Proj., 7.25%, 07/01/2003	AAA	215,000	223,217
Montefiore Hosp. Assn. of Western PA, 5.80%, 10/01/2003	AAA	45,000	46,139
Pittsburgh Mercy Hlth. Sys.:
5.40%, 08/15/2009	AAA	1,865,000	2,108,961
5.50%, 08/15/2010	AAA	1,510,000	1,709,244
5.50%, 08/15/2011	AAA	2,445,000	2,771,114
5.625%, 08/15/2018, (Insd. by AMBAC)	AAA	2,000,000	2,280,140
5.625%, 08/15/2026	AAA	4,210,000	4,642,830
South Hills Hlth. Sys., Ser. B, 6.625%, 05/01/2020	A2	4,055,000	4,412,651
Univ. of Pittsburgh Med. Ctr. Hlth. Sys., Presbyterian Univ. Hosp.:
Ser. A, 6.00%, 04/01/2005, (Insd. by MBIA)	AAA	1,000,000	1,098,200
Ser. A, 6.25%, 11/01/2023	AAA	360,000	361,480
Allegheny Cnty., PA Hosp. Dev. Auth. RRB:
South Hills Hlth. Sys., Ser. A, 5.125%, 05/01/2023	A2	3,310,000	3,209,541
Univ. of Pittsburgh Med. Ctr. Hlth. Sys.,
Ser. B, 5.50%, 12/15/2014, (Insd. by AMBAC)	AAA	8,295,000	9,207,865
Univ. of Pittsburgh Med. Ctr. Hlth. Sys., Presbyterian Univ. Hosp.:
Ser. B, 6.00%, 11/01/2006	AAA	1,000,000	1,023,790
Ser. B, 6.00%, 11/01/2012, (Insd. by MBIA)	AAA	25,000	25,588
Allentown, PA Area Hosp. Auth. RB, Sacred Heart Healthcare Sys.,
Ser. A, 4.75%, 07/01/2008	BB+	2,550,000	2,212,839
Arlington Cnty., VA IDA Hosp. Facs. RB, VA Hosp. Ctr.
Arlington Hlth. Sys., 5.50%, 07/01/2018	A2	1,000,000	1,073,880
Berks Cnty., PA Muni. Auth. Hosp. RB, Reading Hosp. & Med. Ctr. Proj.:
5.70%, 10/01/2014	AAA	2,110,000	2,502,502
Ser. B, 5.60%, 10/01/2006	AAA	65,000	71,432
Blair Cnty., PA Hosp. Auth. RB, Altoona Hosp. Proj.,
Ser. A, 5.50%, 07/01/2010	AAA	1,000,000	1,117,910

See Notes to Financial Statements 17

SCHEDULE OF INVESTMENTS (unaudited) continued

	Credit Rating ^	Principal Amount	Value

Bucks Cnty., PA St. Mary’s Hosp. Auth. RB, Catholic Hlth. Initiatives,
Ser. A, 5.00%, 12/01/2018	AA-	$5,000,000	$5,623,900
Cmnwlth. of Puerto Rico Indl., Tourist, Edl., Med. & Env. Ctl. Facs. RB,
Hosp. Auxilio Mutuo Obl., 6.25%, 07/01/2024, (Insd. by MBIA)	AAA	3,250,000	3,585,758
Cmnwlth. of Puerto Rico Pub. Bldgs. Auth. RB,
Gtd. Pub. Ed. & Hlth. Facs., Ser. M, 5.70%, 07/01/2009	A	1,800,000	2,081,304
Columbia Cnty., PA Hosp. Auth. RB, Bloomburg Hosp. Proj.,
5.80%, 06/01/2019	BBB-	4,730,000	4,097,977
Dauphin Cnty., PA Gen. Auth. Hlth. Sys. RB, Pinnacle Hlth. Sys. Proj.,
5.50%, 05/15/2017, (Insd. by MBIA)	AAA	1,000,000	1,083,380
Geisinger, PA Hlth. Sys. Auth. RRB, PA State Geisinger Hlth. Sys.,
Ser. A, 5.50%, 08/15/2010	Aa2	1,685,000	1,855,842
Horizon Hosp. Sys. Auth. PA Hosp. RB, Horizon Hosp. Sys., Inc.,
6.35%, 05/15/2026	A-	3,650,000	3,797,350
Lehigh Cnty., PA Gen. Purpose Auth. RB, Lehigh Valley Hosp., Inc.:
Ser. A, 5.875%, 07/01/2015	AAA	2,245,000	2,432,480
Ser. A, 7.00%, 07/01/2016, (Insd. by MBIA)	AAA	2,500,000	3,249,975
Maryland Hlth. & Higher Edl. Facs. RB, 6.00%, 07/01/2018	Baa1	250,000	272,515
Med. Univ. SC Hosp. Auth. RB, Ser. A, 6.00%, 08/15/2013	BBB+	1,605,000	1,752,853
Mount Lebanon, PA Hosp. Auth., Saint Clair Mem. Hosp.:
Ser. A, 5.50%, 07/01/2022	A-	4,400,000	4,439,248
Ser. A, 5.625%, 07/01/2032	A-	1,000,000	1,010,750
Pennsylvania Higher Edl. Facs. Auth. RB:
Allegheny Delaware Valley Obl.:
5.875%, 11/15/2021	AAA	3,550,000	3,808,866
Ser. A, 5.50%, 11/15/2008	AAA	3,000,000	3,334,020
Univ. of Pennsylvania:
Ser. A, 5.70%, 01/01/2011	A	1,100,000	1,159,213
Ser. A, 6.00%, 01/01/2003	A	2,715,000	2,743,291
Ser. A, 6.00%, 01/01/2004	A	3,440,000	3,599,203
Ser. B, 5.50%, 01/01/2009	A	1,520,000	1,605,971
Ser. B, 5.75%, 01/01/2017	A	4,000,000	4,138,560
Univ. of Pennsylvania Hlth. Svcs.:
Ser. A, 5.60%, 01/01/2010	A	2,525,000	2,667,511
Ser. A, 6.00%, 01/01/2007	A	1,000,000	1,089,620
Ser. A, 6.00%, 01/01/2010	A	100,000	104,266
Ser. B, 5.70%, 01/01/2011	A	4,460,000	4,700,082
Ser. B, 5.85%, 09/01/2013	AA	3,740,000	4,121,218
Pennsylvania Higher Edl. RB, UPMC Hlth. Sys.,
Ser. A, 6.25%, 01/15/2017	A+	4,000,000	4,451,480
Pennsylvania Hosp. & Higher Ed. Facs. Auth. RB, Jefferson Hlth. Sys.,
Ser. A, 5.25%, 05/15/2014	AA-	7,390,000	7,811,304
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RB, Jefferson Hlth. Sys.:
Ser. A, 5.125%, 05/15/2011	AA-	3,395,000	3,647,486
Ser. A, 5.125%, 05/15/2012	AA-	3,555,000	3,791,514
Ser. A, 5.125%, 05/15/2018	AAA	8,850,000	9,285,155
Ser. A, 5.25%, 05/15/2013	AAA	3,045,000	3,299,288
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RRB,
Children’s Hosp. Proj., Ser. A, 5.20%, 02/15/2005	AA	1,470,000	1,517,643

See Notes to Financial Statements 18

SCHEDULE OF INVESTMENTS (unaudited) continued

	Credit Rating ^	Principal Amount	Value

Pottsville, PA Hosp. Auth. RB, Ascension Hlth. Credit,
Ser. A, 6.375%, 11/15/2019	AAA	$8,245,000	$9,565,931
Southcentral, PA Gen. Auth. RB, Wellspan Hlth. Obl.,
5.375%, 05/15/2028	Aa3	9,000,000	9,405,900
Washington Cnty., PA Hosp. Auth. RB, Monongahela Valley
Hosp. Proj.:
5.50%, 06/01/2017	A3	2,385,000	2,511,930
6.25%, 06/01/2022	A3	1,750,000	1,901,532

			165,643,639

HOUSING – 4.3%
Allegheny Cnty., PA Residential Fin. Auth. SFHRB:
Ser. II-1, 5.80%, 05/01/2021	Aaa	2,135,000	2,270,700
Ser. II-1, 5.90%, 11/01/2032	Aaa	1,335,000	1,412,230
Ser. Y, 6.60%, 11/01/2014, (Coll. by GNMA)	Aaa	955,000	990,450
Arlington Cnty., VA IDA MHRB, Woodbury Park Apts.,
Ser. B, 6.50%, 07/01/2024	A	1,000,000	1,012,600
Pennsylvania HFA SFHRB:
Ser. 36, 5.45%, 10/01/2014	AA+	700,000	720,587
Ser. 40, 6.80%, 10/01/2015	AA+	750,000	781,792
Ser. 50-A, 6.00%, 10/01/2013	AA+	1,840,000	1,976,160
Ser. 57-B, 5.625%, 10/01/2011, (Insd. by FHA)	AA+	1,500,000	1,622,370
Ser. 68-A, 5.875%, 04/01/2017	AA+	2,465,000	2,676,670
Ser. 68-A, 6.05%, 10/01/2028	AA+	3,450,000	3,645,960
Ser. 68-A, 6.10%, 04/01/2021	AA+	2,000,000	2,135,700
Ser. 70-A, 5.80%, 10/01/2021	AA+	1,000,000	1,061,930
Ser. 72-A, 5.25%, 04/01/2021	AA+	5,250,000	5,384,400
Single Family Mtge.:
Ser. 65-A, 5.20%, 10/01/2018	AA+	5,000,000	5,150,550
Ser. 69-A, 6.15%, 10/01/2020, (Insd. by FHA)	AA+	5,900,000	6,358,371
Ser. 69-A, 6.25%, 04/01/2031, (Insd. by FHA)	AA+	985,000	1,050,463
Philadelphia, PA HFA RB,
Ser. A, 5.50%, 12/01/2018, (Insd. by FSA)	AAA	2,615,000	2,966,822

			41,217,755

INDUSTRIAL DEVELOPMENT REVENUE – 4.0%
Erie Cnty., PA IDA Env. Impt. RB, International Paper Co. Proj.,
Ser. A, 7.625%, 11/01/2018	BBB	500,000	536,855
Greene Cnty., PA IDA RB, Monongahela Pwr. Co.,
Ser. B, 5.10%, 02/01/2012	A	1,500,000	1,569,270
Pennsylvania IDA RB, Economic Dev.:
5.80%, 01/01/2008, (Insd. by AMBAC)	AAA	2,215,000	2,532,742
5.80%, 07/01/2009	AAA	250,000	291,407
6.00%, 01/01/2005, (Insd. by AMBAC)	AAA	7,595,000	8,306,500
7.00%, 01/01/2006	AAA	2,000,000	2,301,720
Philadelphia, PA Auth. for Indl. RB, Ser. B, 5.50%, 10/01/2019	AAA	2,225,000	2,481,876
Philadelphia, PA IDA RB, American College of Physicians,
6.00%, 06/15/2030	AA-	5,500,000	6,073,375
Schuylkill Cnty., PA IDA RB, Pine Grove Landfill, Inc.,
5.10%, 04/01/2009	BBB	3,800,000	3,800,000
Southeastern, OK Indl. Auth. RB, Ser. B, 2.65%, 10/02/2002	A-2	3,900,000	3,900,000

See Notes to Financial Statements 19

SCHEDULE OF INVESTMENTS (unaudited) continued

	Credit Rating^	Principal Amount	Value

Westmoreland Cnty., PA IDA RB, Valley Landfill Proj.,
5.10%, 05/01/2009	BBB	$6,000,000	$5,999,700

			37,793,445

LEASE – 0.5%
Philadelphia, PA Auth. RB, Ser. B, 5.50%, 10/01/2014	AAA	4,000,000	4,602,320

MISCELLANEOUS REVENUE – 8.7%
Center City Dist., PA Bus. Impt. Spl. Assmt. RB, Business
Impt. Assmt.:
5.45%, 12/01/2006	AAA	1,085,000	1,212,173
5.55%, 12/01/2007	AAA	1,145,000	1,288,801
5.60%, 12/01/2008, (Insd. by AMBAC)	AAA	1,210,000	1,363,815
Cmnwlth. of Puerto Rico Muni. Fin. Agcy. RB,
Ser. A, 6.00%, 07/01/2011, (Insd. by FSA)	AAA	1,000,000	1,219,910
Dauphin Cnty., PA Gen. Auth. RB:
Forum Place Office & Parking, Ser. A, 6.00%, 01/15/2025	NR	10,400,000	6,120,920
Hyatt Regency Hotel & Conference Ctr., 6.00%, 01/01/2010	NR	6,300,000	5,843,565
Office & Parking – Riverfront Office, 6.00%, 01/01/2025	NR	4,000,000	3,624,600
Delaware Valley, PA Regl. Fin. RB,
Ser. B, 5.60%, 07/01/2017, (Insd. by AMBAC)	AAA	2,000,000	2,356,320
New Morgan, PA Muni. Auth. RB, Cmnwlth. Office Proj.,
Ser. A, 6.50%, 06/01/2025	NR	2,560,000	2,578,944
Northampton Cnty., PA Gen. Purpose Auth. RB, Cnty. Agreement:
5.75%, 10/01/2016	AAA	1,560,000	1,832,470
5.75%, 10/01/2017	AAA	3,270,000	3,820,243
Pennsylvania Convention Ctr. Auth. RB,
Ser. A, 6.70%, 09/01/2016, (Insd. by FGIC)	AAA	8,500,000	10,841,325
Pennsylvania Fin. Auth. RB, Muni. Capital Impt. Program,
6.60%, 11/01/2009	A	5,000,000	5,327,850
Pennsylvania IDA RB, Economic Dev.:
5.50%, 07/01/2018, (Insd. by AMBAC)	AAA	6,000,000	6,818,640
5.50%, 07/01/2020	AAA	1,560,000	1,745,843
6.00%, 01/01/2012, (Insd. by AMBAC)	AAA	7,215,000	7,718,318
Pennsylvania Infrastructure Investment Auth. RB,
Pennvest Loan Pool Program:
5.40%, 09/01/2009, (Insd. by MBIA)	AAA	1,805,000	2,032,719
5.50%, 09/01/2010, (Insd. by MBIA)	AAA	2,140,000	2,407,864
Pennsylvania Intergovernmental Cooperative Auth. Spl. Tax RRB,
Philadelphia Funding Program:
5.60%, 06/15/2012, (Insd. by FGIC)	AAA	3,665,000	4,057,998
5.625%, 06/15/2013, (Insd. by FGIC)	AAA	3,000,000	3,318,720
Pennsylvania Pub. Sch. Bldg. Auth. RRB:
Montgomery Cnty. Community College,
Ser. B, 5.60%, 11/01/2005	A1	1,260,000	1,399,709
Tuscarora Sch. Dist. Proj., Ser. B, 5.70%, 10/15/2003	A	965,000	1,004,574
Philadelphia, PA Hosp. & Higher Ed. Facs. Auth. RRB,
Ser. B, 6.25%, 05/01/2006, (Insd. by MBIA)	AAA	1,205,000	1,370,904
Puerto Rico Pub. Fin. Corp. RB,
Ser. A, 5.50%, 08/01/2020, (Insd. by MBIA)	AAA	3,000,000	3,365,220

			82,671,445

See Notes to Financial Statements 20

SCHEDULE OF INVESTMENTS (unaudited) continued

	Credit Rating ^	Principal Amount	Value

PORT AUTHORITY – 1.3%
Allegheny Cnty., PA Port Auth. RB, Trans.:
5.50%, 03/01/2016	AAA	$2,000,000	$2,273,020
5.50%, 03/01/2017	AAA	3,750,000	4,238,662
Delaware River Port Auth. PA & NJ RRB, Port District Proj.,
Ser. A, 5.50%, 01/01/2018	AAA	3,425,000	3,852,680
Philadelphia, PA Regl. Port Auth. RB, 6.00%, 09/01/2007	AAA	1,900,000	1,976,380

			12,340,742

PRE-REFUNDED – 9.1%
Abington, PA Sch. Dist. GO:
Ser. A, 5.625%, 05/15/2020	AAA	2,000,000	2,234,180
Ser. A, 5.75%, 05/15/2025	AAA	2,000,000	2,241,760
Allegheny Cnty., PA GO:
Ser. C-43, 5.70%, 09/15/2008	AAA	1,500,000	1,619,970
Ser. C-43, 5.875%, 09/15/2010, (Insd. by MBIA)	AAA	60,000	64,994
Ser. C-53, 5.50%, 11/01/2015	AAA	1,950,000	2,218,418
Blue Moutain, PA Sch. Dist. GO,
Ser. A, 5.50%, 10/01/2019, (Insd. by FSA)	AAA	2,880,000	3,392,122
Bradford, PA Area Sch. Dist. GO:
5.50%, 10/01/2010	AAA	1,105,000	1,225,533
5.75%, 10/01/2015, (Insd. by FGIC)	AAA	2,000,000	2,232,720
Bucks Cnty., PA Wtr. & Swr. Auth. RB, Collection Swr. Sys.,
6.50%, 12/01/2012	AAA	2,000,000	2,017,040
Cambria Cnty., PA GO,
Ser. A, 6.625%, 08/15/2012, (Insd. by FGIC)	AAA	4,485,000	4,960,410
Central Bucks, PA Sch. Dist. GO:
Ser. A, 6.90%, 11/15/2013	Aa3	1,000,000	1,111,050
Ser. A, 6.90%, 11/15/2014	Aa3	1,405,000	1,561,025
Conrad Weiser, PA Area Sch. Dist. GO,
6.85%, 12/15/2014, (Insd. by MBIA)	AAA	1,500,000	1,671,615
Cornwall & Lebanon, PA Suburban Joint Sch. Auth. RB,
5.60%, 03/01/2007, (Insd. by FGIC)	AAA	1,405,000	1,484,916
Council Rock, PA Sch. Dist. GO,
Ser. A, 5.375%, 11/15/2017, (Insd. by MBIA)	Aaa	2,055,000	2,290,770
Crawford Cnty., PA Central Sch. Dist. GO:
5.55%, 02/15/2008, (Insd. by FGIC)	AAA	1,500,000	1,632,375
5.65%, 02/15/2009, (Insd. by FGIC)	AAA	2,085,000	2,273,818
Dauphin Cnty., PA GO, 5.45%, 08/01/2007	AAA	3,000,000	3,099,060
Delaware Cnty., PA GO:
5.50%, 10/01/2015	AA	2,695,000	2,981,910
5.55%, 10/01/2010	AA	1,750,000	1,981,350
Geisinger, PA Hlth. Sys. Auth. RRB, PA State Geisinger Hlth. Sys.,
Ser. A, 6.00%, 07/01/2006	AAA	35,000	37,682
Lancaster, PA Sch. Dist. GO:
5.60%, 05/15/2007, (Insd. by FGIC)	AAA	1,000,000	1,065,060
5.80%, 05/15/2009, (Insd. by FGIC)	AAA	1,585,000	1,693,129

See Notes to Financial Statements 21

SCHEDULE OF INVESTMENTS (unaudited) continued

	Credit Rating ^	Principal Amount	Value

Loyalsock Township, PA Sch. Dist. GO:
5.375%, 11/01/2017, (Insd. by MBIA)	AAA	$1,730,000	$1,927,791
5.375%, 11/01/2018, (Insd. by MBIA)	AAA	1,510,000	1,765,839
5.375%, 11/01/2019, (Insd. by MBIA)	AAA	1,855,000	2,169,293
Manheim, PA Central Sch. Dist., GO:
5.60%, 05/15/2006	AAA	1,085,000	1,155,590
6.10%, 05/15/2014, (Insd. by FGIC)	AAA	100,000	107,288
Mon Valley, PA Swr. Auth. RB,
6.55%, 11/01/2019, (Insd. by MBIA)	AAA	1,305,000	1,438,045
North Wales, PA Wtr. Auth. RB, 6.75%, 11/01/2010, (Insd. by FGIC)	AAA	100,000	110,604
Penn Hills, PA GO, 5.60%, 12/01/2005, (Insd. by AMBAC)	AAA	1,000,000	1,007,020
Pennsylvania Fin. Auth. Community College RB, Beaver Cnty. Proj.,
Ser. A, 6.00%, 12/01/2014	AAA	1,500,000	1,641,255
Pennsylvania Intergovernmental Cooperative Auth. Spl. Tax RB,
Philadelphia Funding Program,
6.75%, 06/15/2021, (Insd. by FGIC)	AAA	1,650,000	1,866,777
Philadelphia, PA GO, Ser. B, 5.80%, 11/15/2007	AAA	1,440,000	1,595,390
Pittsburgh, PA Wtr. & Swr. Sys. RB:
1st Lien, Ser. A, 5.40%, 09/01/2012, (Insd. by FGIC)	AAA	2,845,000	3,138,149
1st Lien, Ser. A, 5.50%, 09/01/2013, (Insd. by FGIC)	AAA	2,715,000	3,002,437
Schuylkill Valley, PA Sch. Dist. GO:
5.55%, 04/15/2007, (Insd. by MBIA)	AAA	1,110,000	1,134,453
5.65%, 04/15/2008, (Insd. by MBIA)	AAA	1,185,000	1,211,746
Seneca Valley, PA Sch. Dist. GO,
5.85%, 02/15/2015, (Insd. by FGIC)	AAA	105,000	117,011
Solanco, PA Sch. Dist. GO, 5.90%, 02/15/2009	AAA	3,450,000	3,654,482
Southeastern, PA Trans. Auth. Spl. RB:
Ser. A, 5.625%, 03/01/2007, (Insd. by FGIC)	AAA	3,275,000	3,605,447
Ser. A, 5.75%, 03/01/2008, (Insd. by FGIC)	AAA	1,290,000	1,423,967
Stroudsburg, PA Area Sch. Dist. GO, 5.65%, 10/01/2009	AAA	2,405,000	2,677,847
Unionville-Chadds Ford, PA Sch. Dist. GO, 5.80%, 06/01/2013	Aa2	1,000,000	1,028,780
Washington Cnty., PA Hosp. Auth. RRB, Shadyside Hosp. Proj.,
5.875%, 12/15/2004	AAA	1,300,000	1,337,856
West Mifflin, PA Muni. Sanitation Swr. Auth. RB:
5.70%, 08/01/2015, (Insd. by FGIC)	AAA	1,000,000	1,132,660
Ser. A, 5.80%, 08/01/2024	AAA	2,500,000	2,840,825

			86,181,459

RESOURCE RECOVERY – 0.9%
Pennsylvania Econ. Dev. Fin. Auth. RB, Colver Proj.:
Ser. D, 7.125%, 12/01/2015	BBB-	3,700,000	3,876,305
Ser. D, 7.15%, 12/01/2018	BBB-	2,300,000	2,405,938
Pennsylvania Econ. Dev. Fin. Auth. Res. Recovery RB, Colver Proj.,
Ser. D, 7.05%, 12/01/2010	BBB-	1,000,000	1,043,590
Pennsylvania EDA RB, Dr. Gertrude A. Barber Ctr., Inc.,
5.90%, 12/01/2030	AA	1,000,000	1,090,330

			8,416,163

See Notes to Financial Statements 22

SCHEDULE OF INVESTMENTS (unaudited) continued

	Credit Rating ^	Principal Amount	Value

SALES TAX – 1.4%
Pennsylvania Convention Ctr. RRB,
Ser. A, 6.75%, 09/01/2019, (Insd. by MBIA)	AAA	$12,295,000	$13,618,311

SPECIAL TAX – 1.4%
Allegheny Cnty., PA Redev. Auth. Tax RB, Waterfront Proj.:
Ser. A, 6.30%, 12/15/2018	NR	2,015,000	2,205,418
Ser. B, 6.40%, 12/15/2018	NR	4,030,000	4,408,054
Horry Cnty., SC Hospitality Fee RB, 6.00%, 04/01/2013	A2	705,000	813,739
Virgin Islands Pub. Fin. Auth. RB, Sr. Lien:
Ser. A, 5.20%, 10/01/2009	BBB-	1,000,000	1,077,800
Ser. A, 5.50%, 10/01/2013	BBB-	1,000,000	1,072,840
Ser. A, 5.50%, 10/01/2018	BBB-	500,000	518,120
Ser. A, 5.50%, 10/01/2022	BBB-	1,000,000	1,021,400
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien,
Ser. A, 5.625%, 10/01/2025	BBB-	2,250,000	2,312,685

			13,430,056

TOBACCO REVENUE – 2.1%
Children’s Trust Fund, Puerto Rico, Tobacco Settlement RB,
5.75%, 07/01/2020	A	3,065,000	3,247,337
Tobacco Settlement Fin. Corp. RB, 5.75%, 06/01/2032	A	1,000,000	990,770
Tobacco Settlement Revenue Mgmt. Auth., SC RB,
Ser. B, 6.00%, 05/15/2022	A	5,620,000	5,660,351
Washington, DC Tobacco Settlement Fin. Corp. RB,
6.25%, 05/15/2024	A	9,405,000	9,560,465

			19,458,923

TRANSPORTATION – 5.3%
Allegheny Cnty., PA Port Auth. RB, Trans.:
5.50%, 03/01/2015	AAA	1,000,000	1,142,750
6.25%, 03/01/2017	AAA	5,000,000	6,016,100
6.375%, 03/01/2014	AAA	5,500,000	6,657,695
6.375%, 03/01/2015	AAA	4,750,000	5,749,828
Pennsylvania Tpke. Commission RB:
5.375%, 07/15/2019	AAA	2,965,000	3,266,867
Ser. O, 5.60%, 12/01/2005, (Insd. by FGIC)	AAA	1,000,000	1,026,780
Ser. O, 5.70%, 12/01/2006, (Insd. by FGIC)	AAA	1,500,000	1,540,425
Ser. P, 5.80%, 12/01/2006	AA-	2,075,000	2,128,078
Ser. U, 5.80%, 12/01/2007, (Insd. by FGIC)	AAA	5,000,000	5,132,950
Pennsylvania Tpke. Commission RRB:
Ser. S, 5.50%, 06/01/2015	AA-	6,425,000	7,363,628
Ser. S, 5.625%, 06/01/2014	AA-	6,080,000	7,063,805
Southeastern, PA Trans. Auth. PA RB, Ser. A, 5.25%, 03/01/2014	AAA	2,500,000	2,754,375

			49,843,281

See Notes to Financial Statements 23

SCHEDULE OF INVESTMENTS (unaudited) continued

	Credit Rating ^	Principal Amount	Value

WATER & SEWER – 5.6%
Allegheny Cnty., PA Sanitation Auth. Swr. RB:
5.50%, 12/01/2020	AAA	$3,865,000	$4,267,772
5.50%, 12/01/2030	AAA	5,375,000	5,810,536
5.75%, 12/01/2014	AAA	2,390,000	2,783,394
Allegheny Cnty., PA Sanitation Auth. Swr. RRB,
5.375%, 12/01/2018	AAA	2,080,000	2,315,477
Bucks Cnty., PA Wtr. & Swr RB,
Ser. A, 5.375%, 06/01/2017, (Insd. by AMBAC)	AAA	1,190,000	1,330,194
Delaware Cnty., PA Regl. Wtr. Quality Ctl. Auth. RB,
5.50%, 05/01/2015	AAA	2,540,000	2,906,852
North Penn, PA Wtr. Auth. RB:
5.75%, 11/01/2018, (Insd. by FGIC)	AAA	3,705,000	4,059,235
6.00%, 11/01/2007, (Insd. by FGIC)	AAA	1,000,000	1,013,800
North Wales, PA Wtr. Auth. RB, 5.60%, 11/01/2020, (Insd. by FGIC)	AAA	4,530,000	4,914,959
Philadelphia, PA Wtr. & Wst. Wtr. RB,
6.25%, 08/01/2012, (Insd. by MBIA)	AAA	4,000,000	4,927,240
Pittsburgh, PA Wtr. & Swr. Sys. RB, 1st Lien, 5.50%, 12/01/2015	AAA	3,100,000	3,571,758
Univ. of Pittsburgh, PA RB, Area Joint Swr. Auth.,
5.25%, 11/01/2014, (Insd. by MBIA)	AAA	4,355,000	5,030,896
Upper Merion, PA Muni. Util. Auth., Swr. RB:
5.55%, 08/15/2007	Aa1	2,595,000	2,684,242
6.00%, 08/15/2012	Aa1	1,000,000	1,035,830
6.00%, 08/15/2016	Aa1	2,325,000	2,407,468
Upper Moreland-Hatboro, PA Joint Swr. Auth. RRB:
6.25%, 10/15/2002, (Insd. by MBIA)	AAA	1,025,000	1,027,029
6.35%, 10/15/2003, (Insd. by MBIA)	AAA	1,000,000	1,049,730
Virgin Islands Wtr. & Pwr. Auth. Elec. Sys. RB, 5.25%, 07/01/2008	NR	1,835,000	1,973,194

			53,109,606

Total Municipal Obligations			917,471,525

SHORT-TERM INVESTMENTS – 2.3%
MUTUAL FUND SHARES – 2.3%
Evergreen Institutional Municipal Money Market Fund ø		21,781,970	21,781,970

Total Investments – (cost $873,153,376) – 99.1%			939,253,495
Other Assets and Liabilities – 0.9%			8,168,545

Net Assets – 100.0%			$947,422,040

Symbol Description

^	Credit ratings are unaudited and rated by Moody’s Investors Service where Standard and Poor’s ratings are not available.

ø	The advisor to the fund and the advisor of the money market fund are each a division of Wachovia Corporation.

See Notes to Financial Statements 24

SCHEDULE OF INVESTMENTS (unaudited) continued Summary of Abbreviations:

AMBAC	American Municipal Bond Assurance Corporation

EDA	Economic Development Authority

FGIC	Financial Guaranty Insurance Company

FSA	Financial Security Assurance Incorporated

GNMA	Government National Mortgage Association

GO	General Obligation

HFA	Housing Finance Authority

IDA	Industrial Development Authority

MBIA	Municipal Bond Investors Assurance Corporation

MHRB	Multifamily Housing Revenue Bond

PCRRB	Pollution Control Refunding Revenue Bond

RB	Revenue Bond

RRB	Refunding Revenue Bond

SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of portfolio assets invested by geographic location as of September 30, 2002:

Pennsylvania	91.8%
Puerto Rico	2.0%
South Carolina	1.2%
District of Columbia	1.0%
U.S. Virgin Islands	1.0%
Oklahoma	0.4%
Virginia	0.2%
New Jersey	0.1%
Non State Specific	2.3%

Total	100.0%

See Notes to Financial Statements 25

STATEMENT OF ASSETS AND LIABILITIES September 30, 2002 (unaudited)

Assets
Identified cost of securities	$873,153,376
Net unrealized gains on securities	66,100,119

Market value of securities	939,253,495
Receivable for Fund shares sold	2,079,431
Interest receivable	14,353,645
Prepaid expenses and other assets	271,237

Total assets	955,957,808

Liabilities
Distributions payable	3,301,470
Payable for securities purchased	5,087,023
Payable for Fund shares redeemed	29,503
Advisory fee payable	6,268
Distribution Plan expenses payable	1,928
Due to other related parties	2,591
Accrued expenses and other liabilities	106,985

Total liabilities	8,535,768

Net assets	$947,422,040

Net assets represented by
Paid-in capital	$897,078,010
Overdistributed net investment income	(403,807)
Accumulated net realized losses on securities	(15,352,282)
Net unrealized gains on securities	66,100,119

Total net assets	$947,422,040

Net assets consists of
Class A	$69,769,251
Class B	40,205,446
Class C	13,705,366
Class I	823,741,977

Total net assets	$947,422,040

Shares outstanding
Class A	5,921,546
Class B	3,432,949
Class C	1,168,229
Class I	69,913,683

Net asset value per share
Class A	$11.78
Class A — Offering price (based on sales charge of 4.75%)	$12.37
Class B	$11.71
Class C	$11.73
Class I	$11.78

See Notes to Financial Statements 26

STATEMENT OF OPERATIONS Six Months Ended September 30, 2002 (unaudited)

Investment income
Interest	$23,797,206

Expenses
Advisory fee	1,122,121
Distribution Plan expenses
Class A	76,031
Class B	183,885
Class C	58,115
Administrative services fees	458,474
Transfer agent fee	50,613
Trustees’ fees and expenses	10,919
Printing and postage expenses	29,282
Custodian fee	122,956
Registration and filing fees	4,824
Professional fees	10,178
Other	26,698

Total expenses	2,154,096
Less: Expense reductions	(2,168)

Net expenses	2,151,928

Net investment income	21,645,278

Net realized and unrealized gains on securities
Net realized gains on securities	2,405,536
Net change in unrealized gains or losses on securities	45,787,370

Net realized and unrealized gains on securities	48,192,906

Net increase in net assets resulting from operations	$69,838,184

See Notes to Financial Statements 27

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2002 (unaudited)		Year Ended March 31, 2002

Operations
Net investment income		$21,645,278		$44,249,506
Net realized gains on securities		2,405,536		3,460,226
Net change in unrealized gains or losses on securities		45,787,370		(16,282,659)

Net increase in net assets resulting from operations		69,838,184		31,427,073

Distributions to shareholders from
Net investment income
Class A		(1,393,356)		(2,326,326)
Class B		(703,624)		(1,377,234)
Class C		(222,305)		(312,898)
Class I*		(19,508,032)		(40,165,018)

Total distributions to shareholders		(21,827,317)		(44,181,476)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,318,727	15,165,022	2,394,101	27,219,729
Class B	626,835	7,179,799	1,120,194	12,695,690
Class C	265,728	3,055,467	490,746	5,577,648
Class I*	3,285,210	37,754,304	9,494,694	108,012,613

		63,154,592		153,505,680

Net asset value of shares issued in
reinvestment of distributions
Class A	55,148	630,887	108,633	1,233,355
Class B	33,123	376,677	72,844	821,600
Class C	11,797	134,392	20,169	227,789
Class I*	22,857	261,694	31,710	360,096

		1,403,650		2,642,840

Automatic conversion of Class B
shares to Class A shares
Class A	127,305	1,472,558	479,373	5,446,452
Class B	(128,080)	(1,472,558)	(482,635)	(5,446,452)

		0		0

Payment for shares redeemed
Class A	(767,540)	(8,733,359)	(1,758,474)	(19,952,901)
Class B	(220,399)	(2,496,976)	(365,729)	(4,125,372)
Class C	(56,521)	(641,273)	(75,749)	(853,847)
Class I*	(4,410,251)	(50,616,531)	(9,915,303)	(112,768,747)

		(62,488,13)		(137,700,867)

Net increase in net assets resulting from capital share transactions		2,070,103		18,447,653

Total increase in net assets		50,080,970		5,693,250
Net assets
Beginning of period		897,341,070		891,647,820

End of period		$947,422,040		$897,341,070

Overdistributed net investment income		$(403,807)		$(221,768)

*	Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

See Notes to Financial Statements 28

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Pennsylvania Municipal Fund (the “Fund”) is a non-diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing distribution fee than Classes A and are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class I shares are sold without a front-end sales charge or contingent deferred sales charge.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quota tions are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued securities no later than one business day after the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”) (formerly First Union Corporation), is the investment advisor to the Fund and is paid a fee starting at 0.46% and declining to 0.16% per annum as net assets increase.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. (“EDI”), a wholly owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average net assets for Class A shares and 1.00% of the average net assets for Class B and Class C shares.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $81,814,771 and $80,390,010, respectively, for the six months ended September 30, 2002.

On September 30, 2002, the aggregate cost of securities for federal income tax purposes was $873,153,376. The gross unrealized appreciation and depreciation on securities based on tax cost was $71,997,104 and $5,896,985, respectively, with a net unrealized appreciation of $66,100,119.

As of March 31, 2002, the Fund had $17,757,817 in capital loss carryovers for federal income tax purposes with $2,409,064 expiring in 2008 and $15,348,753 expiring in 2009.

6. INTERFUND LENDING

Pursuant to an exemptive order issued by the SEC, the Fund, along with other certain funds in the Evergreen fund family may participate in an interfund lending program. This program allows the funds to borrow from, or lend money to, other participating funds.

During the six months ended September 30, 2002, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $2,168, which represents 0.00% of its average net assets on an annualized basis.

8. DEFERRED TRUSTEES’ FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the six months ended September 30, 2002, the Fund had no borrowings under this agreement.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

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OFFICERS
William M. Ennis† President	President and Chief Executive Officer, Evergreen Investment Company, Inc. and Chief Operating Officer, Capital Management Group, Wachovia Bank, N.A.

DOB: 6/26/1960
Term of office since: 1999

Carol Kosel†† Treasurer	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer,Vestaur Securities, Inc.; former Senior Manager, KPMG LLP.

DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce†† Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.;Senior Vice President and Assistant General Counsel, Wachovia Corporation; former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; former Vice President and Counsel, Colonial Management Associates, Inc.

Nimish S. Bhatt††† Vice President and Assistant Treasurer
Vice President, Tax, BISYS Fund Services; former Assistant Vice President, EAMC/First Union National Bank; former Senior Tax Consulting/Acting Manager, Investment Companies Group, PricewaterhouseCoopers LLP, New York.

DOB: 6/6/1963
Term of office since: 1998

Bryan Haft†††	Team Leader, Fund Administration, BISYS Fund Services.
Vice President

DOB: 1/23/1965
Term of office since: 1998

†	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

††	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

†††	The address of the Officer is 3435 Stelzer Road, Columbus, OH 43219.

35

BOARD OF TRUSTEES*
Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc.
Trustee	(investment advice); Director, The Andover Companies (insurance); Trustee,
Arthritis Foundation of New England; The Francis Ouimet Society; Former
DOB: 10/23/1934	Investment Counselor, Appleton Partners, Inc. (investment advice); Former
Term of office since: 1991	Director, Executive Vice President and Treasurer, State Street Research &
Management Company (investment advice); Former Director, Health Development
Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust.

Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange
Trustee	Trust (education); Trustee, Treasurer and Chairman of the Finance Committee,
Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former
DOB: 10/23/1938	Chairman of the Board, Director, and Executive Vice President, The London
Term of office since: 1974	Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher
& Associates (environmental consulting); Former Director, Mentor Income
Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Other directorships: None

Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private investment
Trustee	firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The
Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive
DOB: 2/14/1939	Officer, Carson Products Company (manufacturing); Former Director of Phoenix
Term of office since: 1983	Total Return Fund and Equifax, Inc. (worldwide information management); Former
President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former
Trustee, Mentor Funds and Cash Resource Trust.

Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund,
and The Phoenix Big Edge Series Fund

Gerald M. McDonnell	Principal occupations: Sales Manager, SMI-STEEL — South Carolina (steel
Trustee	producer); Former Sales and Marketing Management, Nucor Steel Company; Former
Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust.
Term of office since: 1988
Other directorships: None

Thomas L. McVerry Trustee	Principal occupations: Director of Carolina Cooperative Credit Union; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.
DOB: 8/2/1938
Term of office since: 1993	Other directorships: None

William Walt Pettit	Principal occupations: Partner and Vice President in the law firm of Kellam
Trustee	& Pettit, P.A.; Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust.
DOB: 8/26/1955
Term of office since: 1984	Other directorships: None

36

BOARD OF TRUSTEES* continued
David M. Richardson	Principal occupations: President, Richardson, Runden & Company (new business
Trustee	development/consulting company); Managing Director, Kennedy Information, Inc.
(executive recruitment information and research company); Trustee, 411
DOB: 9/19/1941	Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper
Term of office since: 1982	merchandising); Columnist, Commerce and Industry Association of New Jersey;
Former Vice Chairman, DHR International, Inc. (executive recruitment); Former
Senior Vice President, Boyden International Inc. (executive recruitment); Former
Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash
Resource Trust.

Other directorships: None

Russell A. Salton III, MD	Principal occupations: Medical Director, Healthcare Resource Associates, Inc.;
Trustee	Former Medical Director, U.S. Health Care/Aetna Health Services; Former
Consultant, Managed Health Care; Former President, Primary Physician Care;
DOB: 6/2/1947	Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash
Term of office since: 1984	Resource Trust.

Other directorships: None

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former
Trustee	Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash
Resource Trust.
DOB: 2/20/1943
Term of office since: 1984	Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT;
Trustee	Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State
House Association; Trustee, Greater Hartford YMCA; Former Chairman,
DOB: 8/11/1939	Environmental Warranty, Inc. (insurance agency); Former Executive Consultant,
Term of office since: 1993	Drake Beam Morin, Inc. (executive outplacement); Former Director of Enhance
Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas);
Former Director Middlesex Mutual Assurance Company; Former Chairman, Board of
Trustees, Hartford Graduate Center; Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust.

Other directorships: None

Richard K. Wagoner, CFA**	Principal occupations: Current Member and Former President, North Carolina
Trustee	Securities Traders Association; Member, Financial Analysts Society; Former Chief
Investment Officer, Executive Vice President and Head of Capital Management
DOB: 12/12/1937	Group, First Union National Bank; Former Consultant to the Boards of Trustees of
Term of office since: 1999	the Evergreen Funds; Former Member, New York Stock Exchange; Former Trustee,
Mentor Funds and Cash Resource Trust.

Other directorships: None

*	Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 105 Evergreen funds.

**	Mr. Wagoner is an “interested person” of the fund because of his ownership of shares in Wachovia Corporation (formerly First Union Corporation), the parent to the fund’s investment advisor.

Additional information about the fund’s Board of Trustees can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898. 37

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With $213 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of September 30, 2002

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

The Dalbar Mutual Fund Service Award symbolizes the achievement of the highest tier of service to shareholders within the mutual fund industry. It is awarded only to firms that exceed industry norms in key service areas. Evergreen Investments was measured against 62 mutual fund service providers.
563842 11/2002 Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034